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September 10, 2020

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	VanEck Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,675
Investment Company Act File No. 811-10325
Amendment No. 2,679

Ladies and Gentlemen:

On behalf of VanEck Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,675 to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and Post-Effective Amendment No. 2,679 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A, together with exhibits thereto (the “Amendment”).

The interactive data file included as an exhibit to the Amendment relates to the prospectus for VanEck Vectors BDC Income ETF, VanEck Vectors CEF Municipal Income ETF, VanEck Vectors ChinaAMC China Bond ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors High Yield Muni ETF, VanEck Vectors Intermediate Muni ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, VanEck Vectors Long Muni ETF, VanEck Vectors Mortgage REIT Income ETF, VanEck Vectors Muni Allocation ETF, VanEck Vectors Preferred Securities ex Financials ETF, VanEck Vectors Short High Yield Muni ETF and VanEck Vectors Short Muni ETF that was filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the 1933 Act on August 25, 2020 (Accession No. 0001137360-20-000317).

In connection with the filing of the Amendment, we hereby represent, pursuant to Rule 485(b), that the Amendment filed pursuant to Rule 485(b) under the 1933 Act does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b). No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at (212) 698-3526.

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai